NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trading income (expense) [Abstract]
Disclosure of Detailed Information about Net Trading Income (Expense)

	2020	2019	2018
	£m	£m	£m
Foreign exchange translation gains (losses)	74	(203)	132
Gains on foreign exchange trading transactions	326	336	235
Total foreign exchange	400	133	367
Investment property losses (note 21)	(20)	(8)	—
Securities and other gains (see below)	370	235	41
Net trading income	750	360	408

Disclosure of Detailed Information about Net Gains (Losses) on Assets and Liabilities at Fair Value Through Profit And Loss
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2020	2019	2018
	£m	£m	£m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	440	427	127
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	37	25	11
Equity shares	9	(3)	86
	486	449	224
Net expense arising on assets and liabilities designated at fair value through profit or loss	(116)	(214)	(183)
Securities and other gains	370	235	41